Note 17 - Nature and Extent of Risks Arising from Financial Instruments - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Increase 100 bps [member]
Statement Line Items [Line Items]
Sensitivity of projected net interest income during a 12 month period	$ 4,147	$ 2,569
Sensitivity of reported equity during a 60 month period	$ 1,603	$ (2,527)
Duration difference between assets and liabilities (months) (Month)	2 months 9 days	18 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Sensitivity of projected net interest income during a 12 month period	$ (3,220)	$ (2,099)
Sensitivity of reported equity during a 60 month period	$ (1,586)	$ 1,604